14. LOANS AND BORROWINGS (Details 2) € in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Jul. 17, 2020 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Outstanding notional amount		R$ 2,200,000		R$ 1,000
BRF S.A. - BRFSBZ 2 3/4 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity		June 3, 2022
Notional repurchased	[1]	R$ 977,194
Outstanding notional amount	[2],[3]	R$ 1,063,017
BRF S.A. - BRFSBZ 2 3/4 [member] | Euros (EUR)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional repurchased | €			€ 158,109
Outstanding notional amount | €	[2]		€ 166,672
BRF S.A. - BRFSBZ 5 7/8 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity	[4]	June 6, 2022
Notional repurchased	[1],[4]	R$ 203,452
Outstanding notional amount	[2],[3],[4]	368,592
BRF S.A. - BRFSBZ 5 7/8 [member] | U.S. dollars (USD)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional repurchased	[4]	38,384
Outstanding notional amount	[2],[4]	R$ 70,928
BRF S.A. - BRFSBZ 3.95 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity		May 22, 2023
Notional repurchased	[1]	R$ 600,585
Outstanding notional amount	[2],[3]	1,216,199
BRF S.A. - BRFSBZ 3.95 [member] | U.S. dollars (USD)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional repurchased		111,956
Outstanding notional amount	[2]	R$ 234,033
BRF S.A. - BRFSBZ 4 3/4 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity		May 22, 2024
Notional repurchased	[1]	R$ 1,214,329
Outstanding notional amount	[2],[3]	1,534,913
BRF S.A. - BRFSBZ 4 3/4 [member] | U.S. dollars (USD)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional repurchased		222,495
Outstanding notional amount	[2]	R$ 295,363
BRF GmbH - BRFSBZ 4.35 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity		Sep 29, 2026
Notional repurchased	[1]	R$ 3,932
Outstanding notional amount	[2],[3]	2,594,619
BRF GmbH - BRFSBZ 4.35 [member] | U.S. dollars (USD)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Notional repurchased		718
Outstanding notional amount	[2]	R$ 499,282

[1]	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
[2]	Outstanding notional after the tender offer.
[3]	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.20.
[4]	Loan fully designated as hedge accounting (note 23.4.2.ii). The exchange rate variation between the designation date and the settlement date of the repurchased portion will remain in Other Comprehensive Income until the realization of the highly probable sales (hedge object).